UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08943

Name of Fund:  Legg Mason Light Street Trust, Inc.
Address of Principal Executive Offices:  100 Light Street, Baltimore, MD  21202

Name and address of agent for service:
        Richard M. Wachterman, Esq.
        Legg Mason Wood Walker, Incorporated
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  October 31, 2004

Date of reporting period:  April 30, 2004

Item 1 - Report to Shareholders




                      SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Classic Valuation Fund's semi-annual report for the six months ended April 30, 2004.

  The following table summarizes key statistics for the respective classes of the Fund, along with its benchmark, as of April 30, 2004. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

                                                   Total Returns(A)
                                                 --------------------
                                                 6 Months   12 Months
---------------------------------------------------------------------
Classic Valuation Fund
  Primary Class                                   +3.64%     +24.75%
  Institutional Class                             +4.09%     +25.91%
S&P 500 Stock Composite Index(B)                  +6.27%     +22.88%

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                              Sincerely,


                                           /s/ MARK R. FETTING
                                           Mark R. Fetting
                                           President

May 24, 2004
---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

(B) A market capitalization-weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       2

PERFORMANCE INFORMATION

LEGG MASON CLASSIC VALUATION FUND

  The following graphs compare the Fund's total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       3

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[Classic Valuation Fund graph]

                                                          CLASSIC VALUATION FUND-PRIMARY CLASS    S&P 500 STOCK COMPOSITE INDEXA
                                                          ------------------------------------    ------------------------------
11/8/99                                                                 10000.00                             10000.00
                                                                         9720.00                             10203.00
                                                                        10090.00                             10804.00
                                                                         9640.00                             10261.00
                                                                         9370.00                             10067.00
                                                                        10140.00                             11052.00
4/30/00                                                                  9990.00                             10719.00
                                                                        10440.00                             10500.00
                                                                        10090.00                             10758.00
                                                                        10230.00                             10590.00
                                                                        11090.00                             11248.00
                                                                        11210.00                             10654.00
10/31/00                                                                11590.00                             10609.00
                                                                        11150.00                              9773.00
                                                                        12150.00                              9821.00
                                                                        12811.00                             10169.00
                                                                        12450.00                              9242.00
                                                                        12049.00                              8656.00
4/30/01                                                                 12711.00                              9329.00
                                                                        12811.00                              9391.00
                                                                        12380.00                              9163.00
                                                                        12110.00                              9073.00
                                                                        11679.00                              8505.00
                                                                        10776.00                              7818.00
10/31/01                                                                11077.00                              7967.00
                                                                        11719.00                              8578.00
                                                                        12160.00                              8653.00
                                                                        11979.00                              8527.00
                                                                        11558.00                              8363.00
                                                                        12501.00                              8677.00
4/30/02                                                                 12140.00                              8151.00
                                                                        11839.00                              8091.00
                                                                        10696.00                              7515.00
                                                                         9253.00                              6929.00
                                                                         9333.00                              6974.00
                                                                         8090.00                              6216.00
10/31/02                                                                 8441.00                              6764.00
                                                                         9293.00                              7162.00
                                                                         8631.00                              6741.00
                                                                         8471.00                              6564.00
                                                                         8160.00                              6466.00
                                                                         8250.00                              6529.00
4/30/03                                                                  9152.00                              7066.00
                                                                        10035.00                              7439.00
                                                                        10255.00                              7534.00
                                                                        10305.00                              7666.00
                                                                        10686.00                              7816.00
                                                                        10476.00                              7733.00
10/31/03                                                                11017.00                              8170.00
                                                                        11087.00                              8242.00
                                                                        11789.00                              8674.00
                                                                        12019.00                              8834.00
                                                                        12049.00                              8956.00
                                                                        11729.00                              8821.00
4/30/04                                                                 11418.00                              8683.00

                      Cumulative    Average Annual
                     Total Return    Total Return
     One Year          +24.75%         +24.75%
     Three Years       -10.17%          -3.51%
     Life of Class*    +14.18%          +3.01%
     * Inception date -- November 8, 1999

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) Index returns are for periods beginning October 31, 1999.

SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                       4

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[Classic Valuation Fund graph]

                                   CLASSIC VALUATION FUND-INSTITUTIONAL
                                                  CLASS                    S&P 500 STOCK COMPOSITE INDEX(B)
                                   ------------------------------------    ------------------------------
7/13/01                                         1000000.00                           1000000.00
                                                 990172.00                            990200.00
                                                 954955.00                            928200.00
                                                 882064.00                            853200.00
10/31/01                                         908272.00                            869500.00
                                                 961507.00                            936200.00
                                                 998362.00                            944400.00
                                                 984439.00                            930600.00
                                                 950041.00                            912700.00
                                                1028670.00                            947000.00
4/30/02                                          999181.00                            889600.00
                                                 975430.00                            883000.00
                                                 882064.00                            820100.00
                                                 764128.00                            756200.00
                                                 770680.00                            761100.00
                                                 669124.00                            678400.00
10/31/02                                         697789.00                            738100.00
                                                 769042.00                            781600.00
                                                 715807.00                            735700.00
                                                 702703.00                            716400.00
                                                 677314.00                            705700.00
                                                 685504.00                            712500.00
4/30/03                                          761671.00                            771200.00
                                                 835381.00                            811800.00
                                                 854218.00                            822200.00
                                                 859951.00                            836700.00
                                                 892711.00                            853000.00
                                                 874693.00                            843900.00
10/31/03                                         921376.00                            891700.00
                                                 927928.00                            899500.00
                                                 987715.00                            946700.00
                                                1007370.00                            964100.00
                                                1011470.00                            977500.00
                                                 984439.00                            962700.00
4/30/04                                          959000.00                            947600.00

                      Cumulative    Average Annual
                     Total Return    Total Return
     One Year          +25.91%         +25.91%
     Life of Class*     -4.10%          -1.48%
     * Inception date -- July 13, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B ) Index returns are for periods beginning June 30, 2001.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       5

SECTOR DIVERSIFICATION (AS OF APRIL 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)
[FOCUS TRUST DIVERSIFICATION PIE CHART]

Consumer Discretionary  Consumer Staples     Energy      Financials    Health Care   Industrials   Information Technology
21.70                               4.40       6.80           21.40         10.90          9.10                     11.40


                        Materials            Utilities
                             3.20                 8.00

TOP TEN HOLDINGS (AS OF APRIL 30, 2004)

                                                              % of
                        Security                           Net Assets
---------------------------------------------------------------------
Toyota Motor Corporation - ADR                                3.2%
McDonald's Corporation                                        3.1%
Del Monte Foods Company                                       3.0%
CIGNA Corporation                                             2.8%
American International Group, Inc.                            2.8%
The Williams Companies, Inc.                                  2.7%
Northrop Grumman Corporation                                  2.6%
Bank of America Corporation                                   2.5%
Tidewater Inc.                                                2.4%
Citigroup Inc.                                                2.3%

SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                       6

SELECTED PORTFOLIO PERFORMANCE(C)

Strongest performers for the six months ended April 30, 2004(D)
-----------------------------------------------------------------------
 1.  Transocean Inc.                                             +44.7%
 2.  Allegheny Energy, Inc.                                      +30.2%
 3.  Toyota Motor Corporation - ADR                              +26.8%
 4.  ConocoPhillips                                              +25.5%
 5.  Amdocs Limited                                              +23.7%
 6.  Anadarko Petroleum Corporation                              +23.5%
 7.  Raytheon Company                                            +23.4%
 8.  Carnival Corporation                                        +23.0%
 9.  Ball Corporation                                            +18.0%
10.  American International Group, Inc.                          +18.0%


Weakest performers for the six months ended April 30, 2004(D)
-----------------------------------------------------------------------
 1.  Delta Air Lines, Inc.                                       -52.2%
 2.  Seagate Technology                                          -45.3%
 3.  Applied Micro Circuits Corporation                          -23.5%
 4.  PeopleSoft, Inc.                                            -19.0%
 5.  Nokia Oyj - ADR                                             -16.0%
 6.  Tenet Healthcare Corporation                                -14.8%
 7.  JDS Uniphase Corporation                                    -14.2%
 8.  InterActiveCorp                                             -12.4%
 9.  Comcast Corporation - Class A                               -11.0%
10.  Electronics for Imaging, Inc.                                -6.5%

---------------

(C) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(D) Securities held for the entire period.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       7

PORTFOLIO CHANGES SINCE OCTOBER 31, 2003

Securities added
------------------------------------
Abercrombie & Fitch Co.
Bank of America Corporation
King Pharmaceuticals, Inc.
Kohl's Corporation
Marsh & McLennan Companies, Inc.
Reliant Resources, Inc.
Sierra Pacific Resources
UnitedGlobalCom, Inc.
UnumProvident Corporation
The St. Paul Travelers
  Companies, Inc.


Securities sold
------------------------------------

Advanced Micro Devices, Inc.
Agilent Technologies, Inc.
Alliance Capital Management
  Holding L.P.
Arch Coal, Inc.
Berkshire Hathaway Inc. - Class
  B
Crown Holdings, Inc.
Dynegy Inc.
El Paso Corporation
Electronic Data Systems
  Corporation
Fannie Mae
Halliburton Company
J.P. Morgan Chase & Co.
PG&E Corporation
SUPERVALU INC.
The Boeing Company
3Com Corporation
Travelers Property Casualty
  Corp. - Class A

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       8

STATEMENT OF NET ASSETS

LEGG MASON CLASSIC VALUATION FUND
April 30, 2004
(Amounts in Thousands) (Unaudited)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.9%
Consumer Discretionary -- 21.7%
  Automobiles -- 3.2%
  Toyota Motor Corporation - ADR                        40         $  2,950
                                                                   --------
  Hotels, Restaurants and Leisure -- 5.2%
  Carnival Corporation                                  45            1,937
  McDonald's Corporation                               106            2,887
                                                                   --------
                                                                      4,824
                                                                   --------
  Household Durables -- 0.7%
  Koninklijke (Royal) Philips Electronics
    N.V. - ADR                                          24              633
                                                                   --------
  Internet and Catalog Retail -- 1.4%
  InterActiveCorp                                       43            1,354(A)
                                                                   --------
  Media -- 6.7%
  Comcast Corporation - Class A                         48            1,434(A)
  Liberty Media Corporation                            123            1,341(A)
  The Interpublic Group of Companies, Inc.              50              784(A)
  The Walt Disney Company                               80            1,845
  UnitedGlobalCom, Inc.                                113              842(A)
                                                                   --------
                                                                      6,246
                                                                   --------
  Multi-Line Retail -- 1.3%
  Kohl's Corporation                                    30            1,254(A)
                                                                   --------
  Specialty Retail -- 3.2%
  Abercrombie & Fitch Co.                               32            1,006
  The Home Depot, Inc.                                  55            1,936
                                                                   --------
                                                                      2,942
                                                                   --------

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       9

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Consumer Staples -- 4.4%
  Food Products -- 4.4%
  Del Monte Foods Company                              250         $  2,765(A)
  Sara Lee Corporation                                  60            1,385
                                                                   --------
                                                                      4,150
                                                                   --------
Energy -- 6.8%
  Energy Equipment and Services -- 3.9%
  Tidewater Inc.                                        80            2,263
  Transocean Inc.                                       50            1,380(A)
                                                                   --------
                                                                      3,643
                                                                   --------
  Oil and Gas -- 2.9%
  Anadarko Petroleum Corporation                        26            1,393
  ConocoPhillips                                        18            1,267
                                                                   --------
                                                                      2,660
                                                                   --------
Financials -- 21.4%
  Capital Markets -- 1.6%
  The Goldman Sachs Group, Inc.                         16            1,505
                                                                   --------
  Commercial Banks -- 4.2%
  Bank of America Corporation                           29            2,302
  Comerica Incorporated                                 20            1,033
  Wachovia Corporation                                  13              590
                                                                   --------
                                                                      3,925
                                                                   --------
  Diversified Financial Services -- 2.3%
  Citigroup Inc.                                        45            2,164
                                                                   --------

SEMI-ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON CLASSIC VALUATION FUND -- CONTINUED
                                       10

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Financials -- Continued
Insurance -- 13.3%
  Allianz AG - ADR                                     114         $  1,201
  American International Group, Inc.                    36            2,579
  Axis Capital Holdings Limited                         63            1,728
  Conseco, Inc.                                         90            1,776(A)
  Marsh & McLennan Companies, Inc.                      39            1,768
  Nationwide Financial Services, Inc.                   19              640
  Platinum Underwriters Holdings, Ltd.                  41            1,321
  The St. Paul Travelers Companies, Inc.                22              878
  UnumProvident Corporation                             31              487
                                                                   --------
                                                                     12,378
                                                                   --------
Health Care -- 10.9%
  Health Care Providers and Services -- 4.6%
  CIGNA Corporation                                     41            2,645
  Tenet Healthcare Corporation                         138            1,623(A)
                                                                   --------
                                                                      4,268
                                                                   --------
  Pharmaceuticals -- 6.3%
  Bristol-Myers Squibb Company                          52            1,303
  King Pharmaceuticals, Inc.                            97            1,673(A)
  Merck & Co., Inc.                                     39            1,810
  Pfizer Inc.                                           32            1,144
                                                                   --------
                                                                      5,930
                                                                   --------
Industrials -- 9.1%
  Aerospace/Defense -- 7.4%
  Honeywell International Inc.                          36            1,245
  Northrop Grumman Corporation                          25            2,462
  Raytheon Company                                      60            1,932
  United Technologies Corporation                       15            1,294
                                                                   --------
                                                                      6,933
                                                                   --------
  Airlines -- 0.9%
  Delta Air Lines, Inc.                                137              852(A)
                                                                   --------

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       11

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Industrials -- Continued
Road and Rail -- 0.8%
  CSX Corporation                                       24         $    738
                                                                   --------
Information Technology -- 11.4%
  Communications Equipment -- 2.2%
  Corning Incorporated                                 104            1,142(A)
  JDS Uniphase Corporation                             129              394(A)
  Nokia Oyj - ADR                                       35              490
                                                                   --------
                                                                      2,026
                                                                   --------
  Computers and Peripherals -- 3.6%
  Electronics for Imaging, Inc.                         25              634(A)
  International Business Machines Corporation           19            1,640
  Seagate Technology                                    84            1,051(A)
                                                                   --------
                                                                      3,325
                                                                   --------
  Semiconductor Equipment and Production -- 0.4%
  Applied Micro Circuits Corporation                    92              407(A)
                                                                   --------
  Software -- 5.2%
  Amdocs Limited                                        30              783(A)
  Computer Associates International, Inc.               70            1,863
  Microsoft Corporation                                 66            1,714
  PeopleSoft, Inc.                                      30              505(A)
                                                                   --------
                                                                      4,865
                                                                   --------
Materials -- 3.2%
  Containers and Packaging -- 1.9%
  Ball Corporation                                      26            1,729
                                                                   --------
  Metals and Mining -- 1.3%
  Alcoa Inc.                                            40            1,221
                                                                   --------

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       12

STATEMENT OF NET ASSETS -- CONTINUED

LEGG MASON CLASSIC VALUATION FUND -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Utilities -- 8.0%
  Electric Utilities -- 4.6%
  Allegheny Energy, Inc.                               146         $  2,017(A)
  Reliant Resources, Inc.                              205            1,705(A)
  Sierra Pacific Resources                              75              531(A)
                                                                   --------
                                                                      4,253
                                                                   --------
  Multi-Utilities and Unregulated Power -- 3.4%
  Calpine Corporation                                  154              670(A)
  The Williams Companies, Inc.                         248            2,549
                                                                   --------
                                                                      3,219
                                                                   --------
Total Common Stock and Equity Interests
  (Identified Cost -- $84,804)                                       90,394
---------------------------------------------------------------------------
Repurchase Agreements -- 4.3%
State Street Bank & Trust Company
  1.01%, dated 4/30/04, to be repurchased at
  $1,993 on 5/3/04 (Collateral: $1,915 Federal
  Home Loan Mortgage Corporation notes, 5.25%,
  due 1/15/06, value $2,036)                        $1,993            1,993
The Goldman Sachs Group, Inc.
  1.02%, dated 4/30/04, to be repurchased at
  $1,993 on 5/3/04 (Collateral: $2,100 Fannie
  Mae mortgage-backed securities, 5%, due
  3/1/34, value $2,042)                              1,993            1,993
                                                                   --------
Total Repurchase Agreements (Identified Cost -- $3,986)               3,986
---------------------------------------------------------------------------
Total Investments -- 101.2% (Identified Cost -- $88,790)             94,380
Other Assets Less Liabilities -- (1.2)%                              (1,107)
                                                                   --------
NET ASSETS -- 100.0%                                               $ 93,273
                                                                   ========

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       13

---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  7,891 Primary Class shares outstanding                           $ 96,137
   293 Institutional Class shares outstanding                         3,326
Undistributed net investment income/(loss)                             (271)
Accumulated net realized gain/(loss) on
  investments and foreign currency transactions                     (11,509)
Unrealized appreciation/(depreciation) of
  investments and foreign currency translations                       5,590
                                                                   --------
NET ASSETS                                                         $ 93,273
                                                                   ========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $11.39
                                                                   ========
  INSTITUTIONAL CLASS                                                $11.71
                                                                   ========
---------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       14

STATEMENT OF OPERATIONS

LEGG MASON CLASSIC VALUATION FUND
For the Six Months Ended April 30, 2004
(Amounts in Thousands) (Unaudited)

----------------------------------------------------------------------------
Investment Income:
  Investment income:
    Dividends                                            $  542(A)
    Interest                                                  7
                                                         ------
      Total income                                                   $  549
Expenses:
  Management fee                                            320
  Distribution and service fees                             414(B)
  Audit and legal fees                                       19
  Custodian fees                                             45
  Directors' fees and expenses                                7
  Registration fees                                          17
  Reports to shareholders                                    20
  Transfer agent and shareholder servicing expense:
    Primary Class                                            31
    Institutional Class                                      --(C)
  Other expenses                                              8
                                                         ------
                                                            881
      Less fees waived                                      (61)
                                                         ------
      Total expenses, net of waivers                                    820
                                                                     ------
NET INVESTMENT INCOME/(LOSS)                                           (271)
Net Realized and Unrealized Gain/(Loss) on
  Investments:
  Realized gain/(loss) on investments and foreign
    currency transactions                                 1,829
  Change in unrealized appreciation/(depreciation) of
    investments and foreign currency translations           396
                                                         ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                2,225
----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,954
----------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $4.

(B) See Note 1 to financial statements.

(C) Amount less than $1.

See notes to financial statements.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       15

STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON CLASSIC VALUATION FUND
(Amounts in Thousands)

                                              For the             For the
                                          Six Months Ended       Year Ended
                                              4/30/04             10/31/03
---------------------------------------------------------------------------
                                            (Unaudited)
Change in Net Assets:
Net investment income/(loss)                  $  (271)            $  (129)
Net realized gain/(loss) on investments
  and foreign currency transactions             1,829              (3,937)
Change in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  translations                                    396              18,787
---------------------------------------------------------------------------
Change in net assets resulting from
  operations                                    1,954              14,721
Change in net assets from Fund share
  transactions:
    Primary Class                              18,180              (1,705)
    Institutional Class                         1,869               1,285
---------------------------------------------------------------------------
Change in net assets                           22,003              14,301
Net Assets:
Beginning of period                            71,270              56,969
---------------------------------------------------------------------------
End of period                                 $93,273             $71,270
---------------------------------------------------------------------------
Undistributed net investment
  income/(loss)                               $  (271)            $    --
---------------------------------------------------------------------------

See notes to financial statements.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       16

FINANCIAL HIGHLIGHTS

LEGG MASON CLASSIC VALUATION FUND

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

                                   Six Months
                                     Ended             Years Ended October 31,
                                   April 30,    ------------------------------------------------
                                      2004       2003       2002       2001        2000(A)
------------------------------------------------------------------------------------------------
                                   (Unaudited
Net asset value, beginning of
 period                            $10.99       $ 8.42      $11.05     $11.59      $10.00

                                   -------------------------------------------------------------
Investment operations:
 Net investment income/(loss)        (.03)(B)     (.02)(B)    (.01)(B)   (.02)(B)     .01(B)
 Net realized and unrealized
   gain/(loss) on investments         .43         2.59       (2.62)      (.49)       1.58
                                   -------------------------------------------------------------
 Total from investment operations     .40         2.57       (2.63)      (.51)       1.59
                                   -------------------------------------------------------------
Distributions:
 From net investment income            --           --          --       (.01)         --
 In excess of net investment
   income                              --           --          --       (.02)         --
                                   -------------------------------------------------------------
 Total distributions                   --           --          --       (.03)         --
                                   -------------------------------------------------------------
Net asset value, end of period     $11.39       $10.99      $ 8.42     $11.05      $11.59
                                   -------------------------------------------------------------
Ratios/supplemental data:
 Total return                        3.64%(C)    30.52%     (23.80)%    (4.43)%     15.90%(C)
 Expenses to average net assets      1.95%(B,D)   1.97%(B)    2.00%(B)   2.00%(B)    2.00%(B,D)
 Net investment income/(loss) to
   average net assets                (.66)%(B,D)  (.23)%(B)   (.11)%(B)  (.36)%(B)    .22%(B,D)
 Portfolio turnover rate            20.3%(C)     64.3%       84.3%      64.9%       73.0%(D)
Net assets, end of period (in
 thousands)                         $89,846     $69,732      $56,836    $53,380     $9,569
------------------------------------------------------------------------------------------------

(A) For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B) Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 28, 2005. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2004, 2.09%; for the years ended October 31, 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       17

Institutional Class:

                                            Six Months
                                              Ended        Years Ended October 31,
                                            April 30,    ---------------------------
                                               2004       2003      2002     2001(E)
------------------------------------------------------------------------------------
                                            (Unaudited)
Net asset value, beginning of period          $11.25      $ 8.52    $11.09    $12.21
                                            ----------------------------------------
Investment operations:
 Net investment income/(loss)                 .01(F)         .02(F)    .08(F)     --(F)
 Net realized and unrealized gain/(loss)
   on investments                             .45           2.71     (2.65)    (1.12)
                                            ----------------------------------------
 Total from investment operations             .46           2.73     (2.57)    (1.12)
                                            ----------------------------------------
Net asset value, end of period                $11.71      $11.25    $ 8.52    $11.09
                                            ----------------------------------------
Ratios/supplemental data:
 Total return                                   4.09%(C)   32.04%   (23.17)%   (9.20)%(C)
 Expenses to average net assets                  .95%(D,F)   .96%(F)   1.00%(F)  1.00%(D,F)
 Net investment income/(loss) to average
   net assets                                    .30%(D,F)    56%(F)    .94%(F)   .11%(D,F)
 Portfolio turnover rate                        20.3%(C)    64.3%      84.3%     64.9%(D)
Net assets, end of period (in thousands)      $3,427      $1,538      $133      $113
------------------------------------------------------------------------------------

(E) For the period July 13, 2001 (commencement of operations) to October 31,
    2001.

(F) Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 28, 2005. Prior to March 1, 2003, the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2004, 1.04%; for the years ended October 31, 2003, 1.18%; and 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

See notes to financial statements.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       18

NOTES TO FINANCIAL STATEMENTS

LEGG MASON CLASSIC VALUATION FUND

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

  The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Classic Valuation Fund ("Classic Valuation" or "Fund"), is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At April 30, 2004, receivables for securities sold and payables for securities purchased for the Fund were as follows:

  Receivable for              Payable for
  Securities Sold         Securities Purchased
  --------------------------------------------
       $585                      $1,642

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       19

  For the six months ended April 30, 2004, investment transactions (excluding short-term investments) were:

  Purchases         Proceeds From Sales
  -------------------------------------
   $34,696                $17,040

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       20

NOTES TO FINANCIAL STATEMENTS -- CONTINUED


Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For the six-month period ended April 30, 2004, the Fund realized net gains of $1,829, which the Fund intends to offset against available capital loss carryforwards for federal income tax purposes as determined at the end of the fiscal year. At October 31, 2003, the Fund had capital loss carryforwards of $27 expiring in 2008, $75 expiring in 2009, $9,144 expiring in 2010, and $4,056 expiring in 2011.

3. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). For its services to the Fund, LMFA receives a fee, calculated daily and payable monthly. The annual management fee rates and fees payable are provided in the chart below:

                                     Six Months Ended        At
                                      April 30, 2004   April 30, 2004
                                     ----------------  --------------
Management           Asset              Management       Management
   Fee            Breakpoint          Fee Waived(A)     Fee Payable
---------------------------------------------------------------------
  0.75%         $0 - $1 billion            $38              $51
  0.65%     in excess of $1 billion

  Under the terms of the agreement, LMFA is required to bear any expenses, through the expiration dates set forth below, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage.

---------------

(A) Subject to repayment.

                                              SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       21

  LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates.

  Effective March 1, 2003, the Fund's expense limitation was decreased to 1.95% from 2.00% for the Primary Class and to 0.95% from 1.00% for the Institutional Class. The new expense limitations are effective through February 28, 2005.

  Brandywine Asset Management, LLC ("Brandywine") serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                          Six Months Ended                 At
                                           April 30, 2004            April 30, 2004
                                      ------------------------  ------------------------
               Distribution  Service  Distribution and Service  Distribution and Service
                   Fee         Fee         Fees Waived(B)             Fees Payable
----------------------------------------------------------------------------------------
Primary Class     0.75%       0.25%             $23                       $71

  Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

  No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended April 30, 2004.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $10 for the six months ended April 30, 2004.

  LMFA, Legg Mason, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and

---------------

(B) Subject to repayment.

SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                       22

NOTES TO FINANCIAL STATEMENTS -- CONTINUED

interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended April 30, 2004.

5. Fund Share Transactions:

  At April 30, 2004, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

                                     Primary Class        Institutional Class
                                 ---------------------   ---------------------
                                 Six Months     Year     Six Months     Year
                                   Ended       Ended       Ended       Ended
                                  4/30/04     10/31/03    4/30/04     10/31/03
------------------------------------------------------------------------------
Shares:
  Sold                              2,197       2,167         165         127
  Repurchased                        (650)     (2,576)         (9)         (6)
                                  -------     -------      ------      ------
  Net Change                        1,547        (409)        156         121
                                  =======     =======      ======      ======
Amount:
  Sold                            $25,758     $21,211      $1,982      $1,351
  Repurchased                      (7,578)    (22,916)       (113)        (66)
                                  -------     -------      ------      ------
  Net Change                      $18,180     $(1,705)     $1,869      $1,285
                                  =======     =======      ======      ======

                                                                FUND INFORMATION

Investment Manager

   Legg Mason Fund Adviser, Inc.

   Baltimore, MD

Investment Adviser

   Brandywine Asset Management, LLC

   Wilmington, DE

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP

   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov).


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-233                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics

        Not applicable for semi-annual reports.

Item 3 - Audit Committee Financial Expert

        Not applicable for semi-annual reports.

Item 4 - Principal Accountant Fees and Services

        Not applicable for semi-annual reports.

Item 5 - Audit Committee of Listed Registrants

                                 Not applicable.

Item 6 - Schedule of Investments

        The schedule of investments of unaffiliated issuers is included in the semi-annual report.

Item 7 - Disclosure of Proxy Voting Policies and Procedures

               Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

               Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders

        The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202,
        Attn: Fund Secretary.

Item 10 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


Item 11 - Exhibits
    (a)    File the exhibits listed below as part of this Form.
    (a)(1) Not applicable for semi-annual reports.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President
Legg Mason Light Street Trust, Inc.

Date:    6/21/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President
Legg Mason Light Street Trust, Inc.

Date:   6/21/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Light Street Trust, Inc.

Date:   6/21/04